Income Taxes - Schedule of Expense or (Benefit) for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Current provision for income taxes:
Federal				$ (176,000)
State
Total current income tax				(176,000)
Deferred tax expense:
Federal
State
Total deferred tax
Total income tax				$ (176,000)